SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Short-term restricted cash	$ 12,099	$ 11,397
Long-term restricted cash	$ 8,839	$ 3,321